INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
INCOME (LOSS) PER SHARE
Schedule of basic and diluted income (loss) per share

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(in thousands, except for number of shares and per share data)
Numerator:
Net income (loss)	(37,051)	109,819	180,907	25,479
Denominator:
Weighted average number of ordinary shares outstanding—basic	266,631,802	266,535,220	264,052,936	264,052,936
Effect of dilutive share options	—	3,669,322	9,712,192	9,712,192
Weighted average number of ordinary shares outstanding—diluted	266,631,802	270,204,542	273,765,128	273,765,128
Basic income (loss) per ordinary share	(0.14)	0.41	0.69	0.10
Diluted income (loss) per ordinary share	(0.14)	0.41	0.66	0.09